Loans from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19
Argentine Central Bank Financing	21,368	30,562
Correspondents	1,927,341	509,031
Financing from Local Financial Institutions	7,036,375	7,621,082
Financing from Foreign Financial Institutions	—	14,253,902
Financing from International Financial Institutions	4,848,355	8,521,584

Total	13,833,439	30,936,161

Schedule of Credit Lines with Local and International Financial Institutions and Entities
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term (*)	Rate (*)	Maturity	Amount as of 12.31.20 (**)
Local Institutions						7,057,743
BICE	Sundry Dates	Ps.	1,655 days	30.7	Sundry Dates	1,330,193
BICE	Sundry Dates	USD	1,705 days	4.3	Sundry Dates	1,835,023
Agreements with Banks (1)	12.14.20	Ps.	365 days	40.8	12.14.21	3,661,158
Call Taken	12.30.20	Ps.	5 days	29	01.04.21	210,000
Argentine Central Bank	12.30.20	Ps.	5 days	—	04.01.21	21,368
Other Lines (2)	Sundry Dates	Ps.	11 days	48.1	11.01.21	1
International Institutions						6,775,696
Correspondents	12.30.20	USD	5 days	—	11.04.21	1,927,341
IFC	Sundry Dates	USD	1,552 days	3.2	Sundry Dates	4,848,355

Total						13,833,439

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to Ecosistema NaranjaX companies’ credit lines.
(2)	Relates to subsidiaries’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term (*)	Rate (*)	Maturity	Amount as of 12.31.19 (**)
Local Institutions						7,651,644
BICE	Sundry Dates	Ps.	1,778 days	47	Sundry Dates	2,642,859
BICE	Sundry Dates	USD	1,762 days	5.8	Sundry Dates	1,208,875
Call Taken	12.30.19	Ps.	3 days	41.6	01.02.20	682,064
Argentine Central Bank	12.30.19	Ps.	3 days	—	02.01.20	30,562
Other Lines (1)	Sundry Dates	Ps.	364 days	53.9	Sundry Dates	3,087,284
International Institutions						23,284,517
Correspondents	12.31.19	USD	2 days	—	02.01.20	509,031
IFC	Sundry Dates	USD	1,355 days	4.74	Sundry dates	8,521,584
Prefinancing (2)	Sundry Dates	USD	167 days	6.03	Sundry dates	13,572,955
IDB	Sundry Dates	USD	361 days	5.73	Sundry dates	680,947

Total						30,936,161

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to Ecosistema NaranjaX companies’ credit lines.